Earnings per share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per share
9. Earnings per share

Basic EPS

The calculation of basic EPS is as follows:

Continuing operations	2020		2019 1		2018 1
Earnings 2 (£m)	(2,973.8)		860.1		698.2
Weighted average shares used in basic EPS calculation (m)	1,223.0		1,250.0		1,247.8
EPS	(243.2p	)	68.8p		56.0p

Discontinued operations	2020		2019		2018
Earnings 2 (£m)	6.5		(3.8)		126.4
Weighted average shares used in basic EPS calculation (m)	1,223.0		1,250.0		1,247.8
EPS	0.5p		(0.3p	)	10.1p

Continuing and discontinued operations	2020		2019 1		2018 1
Earnings 2 (£m)	(2,967.3)		856.3		824.6
Weighted average shares used in basic EPS calculation (m)	1,223.0		1,250.0		1,247.8
EPS	(242.7p	)	68.5p		66.1p

Note
s
1	Earnings figures have been restated as described in the accounting policies.
2	Earnings is equivalent to (loss)/profit for the year attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted EPS is as follows:

Continuing operations	2020		2019 1		2018 1
Diluted earnings (£m)	(2,973.8)		860.1		698.2
Weighted average shares used in diluted EPS calculation (m) 2	1,223.0		1,260.6		1,261.2
Diluted EPS	(243.2p	)	68.2p		55.4p

Discontinued operations	2020		2019		2018
Diluted earnings (£m)	6.5		(3.8)		126.4
Weighted average shares used in diluted EPS calculation (m) 2	1,223.0		1,260.6		1,261.2
Diluted EPS	0.5p		(0.3p	)	10.0p

Continuing and discontinued operations	2020		2019 1		2018 1
Diluted earnings (£m)	(2,967.3)		856.3		824.6
Weighted average shares used in diluted EPS calculation (m) 2	1,223.0		1,260.6		1,261.2
Diluted EPS	(242.7p	)	67.9p		65.4p

Notes
1	Earnings figures have been restated as described in the accounting policies.
2
The weighted average shares used in the basic EPS calculation for 2020 has also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.

Diluted EPS has been calculated based on the diluted earnings amounts above. At 31 December 2020, options to purchase 14.2 million ordinary shares (2019: 19.3 million, 2018: 16.9 million) were outstanding, but were excluded from the computation of diluted earnings per share because the exercise prices of these options were greater than the average market price of the Group’s shares and, therefore, their inclusion would have been accretive.

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2020 m	2019 m	2018 m
Weighted average shares used in basic EPS calculation	1,223.0	1,250.0	1,247.8
Dilutive share options outstanding	–	0.3	1.6
Other potentially issuable shares	13.0	10.3	11.8
Weighted average shares used in diluted EPS calculation	1,236.0	1,260.6	1,261.2

At 31 December 2020 there were 1,296,080,242 (2019: 1,328,167,813, 2018: 1,332,678,227) ordinary shares in issue, including 70,748,100 treasury shares (2019: 70,787,730, 2018: 70,854,553).